Schedule of reconciliation between statutory tax rate to the effective tax rate (Details)	12 Months Ended
	Feb. 28, 2025 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 SGD ($)	Feb. 28, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Income/(loss) before tax	$ (452,450)	$ (335,310)	$ 33,348	$ 29,910
Singapore income tax rate	(17.00%)	(17.00%)	17.00%	17.00%
Reconciling items:
- Deferred tax assets on temporary differences not recognized	17.00%	17.00%
- Utilization of deferred tax assets on temporary differences not recognized			(17.00%)	(17.00%)
Income/(loss) before tax